FINANCINGS (Narrative) (Details)	1 Months Ended				3 Months Ended	6 Months Ended
	Jan. 31, 2025 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) Warrant	Jun. 30, 2026 USD ($) Warrant
September 2022 Offering [Member] | American Depositary Shares Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Registered direct offerings sales | shares				340,909
Share price per ADS | $ / shares				$ 44
Unregistered warrants issued to purchase shares | shares				340,909
Warrants issued to purchase shares | shares				17,045
Aggregate offering price				$ 15,000,000
Warrants expiration period				five years
Exercise price of warrants | $ / shares				$ 46
Proceeds from warrant issue, net				$ 13,500,000
Exercise price of other equity instruments exercisable | $ / shares				$ 55
Warrants offering consideration				$ 400,000
September 2022 Offering [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate				3.62%
Average standard deviation				82.50%
Change in fair value				$ 9.1
Amount allocated to warrant				$ 800,000
September 2022 Offering [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate						4.06%
Average standard deviation						74.80%
Number of other equity instruments exercisable | Warrant					63,636	63,636
April 2024 Offering [Member] | American Depositary Shares Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Registered direct offerings sales | shares			187,500
Share price per ADS | $ / shares			$ 32
Warrants issued to purchase shares | shares			187,500
Aggregate offering price			$ 6,000,000
Warrants expiration period			five years
Exercise price of warrants | $ / shares			$ 32
Proceeds from warrant issue, net			$ 5,400,000
April 2024 Offering [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			4.21%
Average standard deviation			84.70%
Change in fair value			$ 6.3
Amount allocated to warrant			600,000
April 2024 Offering [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate						4.15%
Average standard deviation						93.40%
Change in fair value			$ 0.3			$ 0.2
Highbridge Capital Management Llc [Member] | American Depositary Shares Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Registered direct offerings sales | shares		103,037
Share price per ADS | $ / shares		$ 21.86
Highbridge Capital Management Llc [Member] | Pre Funded Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Registered direct offerings sales | shares		308,749
Share price per ADS | $ / shares		$ 21.85
Warrants issued to purchase shares | shares		205,893
Aggregate offering price		$ 9,000,000
Warrants expiration period		four years
Exercise price of warrants | $ / shares		$ 23.6
Proceeds from warrant issue, net		$ 8,900,000
Exercise price of other equity instruments exercisable | $ / shares		$ 0.004
Beneficially own in excess		4.99%
Highbridge Capital Management Llc [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		4.19%
Average standard deviation		84.50%
Change in fair value		$ 2.7
Highbridge Capital Management Llc [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate						4.15%
Average standard deviation						96.10%
Change in fair value						$ 0.1
January 2025 Offering [Member] | American Depositary Shares Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Registered direct offerings sales | shares	858,303
Share price per ADS | $ / shares	$ 8
January 2025 Offering [Member] | Pre Funded Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Registered direct offerings sales | shares	391,697
Share price per ADS | $ / shares	$ 7.996
Warrants issued to purchase shares | shares	1,250,000
Warrants expiration period	five years
Exercise price of warrants | $ / shares	$ 8
Exercise price of other equity instruments exercisable | $ / shares	$ 0.004
Beneficially own in excess	4.99%
January 2025 Offering [Member] | Pre Funded Warrants [Member] | Placement Agent [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued to purchase shares | shares	62,500
Warrants expiration period	five years
Exercise price of warrants | $ / shares	$ 10
Proceeds from exercise of warrants	$ 10,000,000
Proceeds from exercise of warrants after deducting fees and expenses	8,900,000
Warrants offering consideration	$ 500,000
January 2025 Offering [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.41%
Average standard deviation	90.20%
Change in fair value	$ 10,400,000
Amount allocated to warrant	700,000
Fair value of the ordinary warrants was adjusted amount	$ 1,400,000
January 2025 Offering [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate						4.17%
Average standard deviation						90.70%
Change in fair value						$ 2,100,000
Changes in fair value recorded as non-operating income					$ 0.7	$ 0.3